Fair Value of Financial Instruments (FY) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Transfers Between Levels [Abstract]
Transfers from Level 1 to Level 2, assets	$ 0	$ 0	$ 0
Transfers from Level 2 to Level 1, assets	0	0	0
Transfers into Level 3, assets	0	0	0
Transfers out of Level 3, assets	0	0	0
Fair Value of Financial Instruments [Abstract]
Cash and cash equivalents	36,814,899	88,067,647	106,398,919
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value of Financial Instruments [Abstract]
Cash and cash equivalents	36,814,899	88,067,647	106,398,919
Quoted Prices in Inactive Markets (Level 2) [Member]
Fair Value of Financial Instruments [Abstract]
Cash and cash equivalents	0	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Financial Instruments [Abstract]
Cash and cash equivalents	$ 0	$ 0	$ 0